Intangible assets - Goodwill - Disclosure of detailed information about goodwill (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash-generating units information
Goodwill	€ 14,017	€ 13,741	€ 12,713	€ 12,471
Banco Santander Brasil SA
Cash-generating units information
Goodwill	3,679	3,503	3,219
SAM Investment Holdings Limited
Cash-generating units information
Goodwill	1,444	1,444	1,444
Santander Consumer Germany
Cash-generating units information
Goodwill	1,304	1,304	1,304
Santander Bank Polska
Cash-generating units information
Goodwill	1,159	1,075	1,095
Santander Portugal
Cash-generating units information
Goodwill	1,040	1,040	1,040
Santander US Auto
Cash-generating units information
Goodwill	1,003	1,039	979
Santander España
Cash-generating units information
Goodwill	998	998	1,027
Santander Holding USA Inc
Cash-generating units information
Goodwill	814	844	643
Santander UK
Cash-generating units information
Goodwill	612	599	633
Grupo Financiero Santander (México)
Cash-generating units information
Goodwill	523	469	435
Banco Santander Chile
Cash-generating units information
Goodwill	516	548	516
Ebury Partners Limited
Cash-generating units information
Goodwill	350	298	0
Santander Consumer Nordics
Cash-generating units information
Goodwill	206	215	224
Other companies
Cash-generating units information
Goodwill	€ 369	€ 365	€ 154